Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001561032
Registrant Name	National Healthcare Properties, Inc.
Registration File Number	333-298131
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES